Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash used from operating activities
Loss for the year	$ (1,525,965)	$ (5,135,576)	$ (2,813,835)
Items not affecting cash
Unrealized foreign exchange (gain) loss	(557,477)	680,585	(49,193)
Gain on settlement of account payable and accrued liabilities	0	(5,172)	(321,115)
Loss on shares for debt settlement	402,740	0	0
Share-based payment expense	236,922	334,534	1,176,190
Accrued interest income	0	0	(29,933)
Unrealized (gain) loss and foreign exchange on marketable securities	(1,341,000)	30,510	0
Loss on share settlement of joint venture settlement obligation	0	538,461	0
Accretion on convertible debenture	509,607	434,341	112,465
Accretion on joint venture settlement obligation	459,408	552,928	185,587
Fair value of derivative liability	(845,203)	(86,001)	(117,648)
Loss on modification of joint venture settlement obligation	0	246,168	0
Transaction costs expensed on convertible debenture	0	0	87,781
Cash flows from (used in) operations before changes in working capital	(2,660,968)	(2,409,222)	(1,769,701)
Change in non-cash operating working capital
Decrease (increase) in receivables and prepaid expenses	51,857	441,126	19,012
Increase (decrease) in accounts payable and accrued liabilities	2,326,069	809,146	(403,781)
Cash flows from (used in) operating activities	(283,042)	(1,158,950)	(2,154,470)
Cash flows used in investing activities
Sage ranch	(586,080)	(749,887)	(3,130,040)
Power project development and construction costs	(229,794)	(380,312)	(499,182)
Cash flows from (used in) investing activities	(815,874)	(1,130,199)	(3,629,222)
Cash flows used in financing activities
Cash repaid on loans	(358,728)	(264,389)	(60,626)
Cash received on loans	1,500,785	1,692,080	140,626
Option exercises	0	484,300	379,500
Warrant exercises	0	427,050	7,500
Convertible debt issuance	0	0	4,592,164
Transaction costs on convertible debt	0	0	(23,340)
Private placement proceeds	300,000	0	386,000
Share issuance costs	(3,874)	0	(7,482)
Repayment of joint venture settlement obligation	(183,500)	(220,500)	467,976
Cash flows from (used in) financing activities	1,254,683	2,118,541	5,882,318
Effect of foreign exchange on cash	(44,001)	69,283	(76,478)
Increase (decrease) in cash	111,766	(101,325)	22,148
Cash - beginning of year	(54,227)	47,098	24,950
Cash (overdraft) - end of year	57,539	(54,227)	47,098
Supplemental cash flow information
Shares issued to reduce accounts payable and loans and promissory notes	1,249,264	0	64,000
Warrants issued on private placement	94,127	0	0
Warrants issued on shares for debt settlement	389,552	0	0
Bonus warrants issued on convertible debt	0	0	484,525
Equity portion of convertible debt	0	0	37,219
Recognition of derivative liability	0	0	1,171,660
Accrued investment property through accounts payable	770,463	888,055	552,583
Accrued power project development costs through accounts payable	49,138	53,915	12,854
Shares issued to settle joint venture obligation	0	1,538,461	0
Reclass of loan receivable to joint venture settlement obligation	0	206,947	0
Reclass of reserve from warrants exercised	0	182,882	0
Reclass of reserve from options exercised	0	328,750	0
Reclass from AP to loan payable	35,165	0	0
Taxes paid	$ 0	$ 0	$ 0